Other payables and accruals - Summary of Other Payables and Accruals (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Other payables and accruals
Payroll and welfare payables	¥ 42,612	¥ 30,625
Accrued professional service fees and listing expenses	35,368	10,437
Accrued taxes other than income tax	2,583	1,668
Deferred income from ADS depository (Note)	14,995	19,766
Others	61,674	48,668
Total	¥ 157,232	¥ 111,164